RELATED PARTIES - Assets/Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of transactions between related parties [line items]
Preferred shares held by the partnership	$ 3,033	$ 2,959
Total for all related parties
Disclosure of transactions between related parties [line items]
Net (payables)/receivables within equity accounted investments	(194)	(23)
Loans and notes receivable with other affiliates	533	277
Debt obligations, payables and other liabilities	(2,325)	(2,402)
Corporate borrowings	(1,076)	(1,076)
Property-specific obligations	(432)	(578)
Preferred shares held by the partnership	(212)	0
Preferred shares held by Brookfield Corporation	(3,033)	(2,959)
Brookfield Corporation interest in CanHoldco	(1,210)	(1,231)
Total for all associates
Disclosure of transactions between related parties [line items]
Debt obligations, payables and other liabilities	$ (325)	$ (372)